GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of total amortization expense recognized (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Total amortization expense included in general and administrative	¥ 13,872,066	¥ 17,674,404	¥ 17,257,737